UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred Income Opportunities Fund (JPC)
April 30, 2015

Shares	Description (1)	Value
LONG-TERM INVESTMENTS – 138.0% (99.2% of Total Investments)
COMMON STOCKS – 8.0% (5.8% of Total Investments)
Air Freight & Logistics - 0.5%
53,300	United Parcel Service, Inc., Class B	$ 5,358,249
Automobiles - 0.4%
278,000	Ford Motor Company, (4)	4,392,400
Biotechnology - 0.7%
76,400	Gilead Sciences, Inc., (4)	7,678,964
Capital Markets - 1.2%
220,435	Ares Capital Corporation, (6)	3,751,804
93,198	Arlington Asset Investment Corporation	2,020,533
239,300	Hercules Technology Growth Capital, Inc.	3,326,270
198,877	TPG Specialty Lending, Inc.	3,611,606
Total Capital Markets	12,710,213
Insurance - 0.4%
105,800	Unum Group	3,614,128
Machinery - 0.7%
40,800	Caterpillar Inc., (4)	3,544,704
54,700	PACCAR Inc.	3,574,645
Total Machinery	7,119,349
Oil, Gas & Consumable Fuels - 0.7%
87,200	Phillips 66, (4)	6,915,832
Pharmaceuticals - 1.2%
148,800	GlaxoSmithKline PLC	6,867,120
148,800	Pfizer Inc., (4)	5,048,784
Total Pharmaceuticals	11,915,904
Real Estate Investment Trust - 1.3%
93,419	Hannon Armstrong Sustainable Infrastructure Capital Inc., (4)	1,774,961
265,200	National Storage Affiliates Trust, (2)	3,402,516
269,562	New Residential Investment	4,593,336
194,575	Northstar Realty Finance Corporation	3,650,227
Total Real Estate Investment Trust	13,421,040
Software - 0.4%
78,500	Microsoft Corporation, (4)	3,818,240
Technology Hardware, Storage & Peripherals - 0.5%
96,800	Seagate Technology, (4)	5,684,096
Total Common Stocks (cost $79,207,671)	82,628,415

Shares	Description (1), (5)	Value
EXCHANGE - TRADED FUNDS - 0.2% (0.1% of Total Investments)
42,700	iShares U.S. Preferred Stock ETF	$ 1,705,438
Total Exchange-Traded Funds (cost $1,712,462)	1,705,438

Shares	Description (1)	Coupon	Ratings (3)	Value
$25 PAR (OR SIMILAR) RETAIL PREFERRED – 67.4% (48.5% of Total Investments)
Banks - 13.4%
128,500	AgriBank FCB, (7)	6.875%	BBB+	$ 13,440,303
12,910	Boston Private Financial Holdings Inc.	6.950%	N/R	333,724
159,401	Citigroup Inc.	8.125%	BB+	4,703,924
568,667	Citigroup Inc.	7.125%	BB+	15,774,823
261,700	Citigroup Inc.	6.875%	BB+	7,123,474
200,575	City National Corporation	6.750%	Baa3	5,816,675
288,251	Countrywide Capital Trust III	7.000%	Ba1	7,387,873
129,500	Cowen Group, Inc.	8.250%	N/R	3,429,160
152,203	Fifth Third Bancorp.	6.625%	BB+	4,281,470
117,760	First Naigara Finance Group	8.625%	BB-	3,256,064
50,000	First Republic Bank of San Francisco	6.200%	BBB-	1,281,000
123,900	FNB Corporation	7.250%	Ba3	3,464,244
138,932	HSBC Holdings PLC	8.000%	BBB+	3,648,354
46,421	PNC Financial Services	6.125%	BBB-	1,302,573
253,775	Private Bancorp Incorporated	7.125%	N/R	6,628,603
254,458	RBS Capital Trust	6.080%	BB-	6,333,460
79,430	Regions Financial Corporation	6.375%	BB	2,001,636
469,575	Regions Financial Corporation	6.375%	BB	12,302,865
133,300	TCF Financial Corporation	7.500%	BB-	3,660,418
132,100	Texas Capital Bancshares Inc.	6.500%	BB-	3,352,698
149,800	U.S. Bancorp.	6.500%	Baa1	4,461,044
216,373	Webster Financial Corporation	6.400%	Ba1	5,545,640
217,300	Wells Fargo & Company	6.625%	BBB	6,110,476
107,000	Wells Fargo REIT	6.375%	BBB+	2,810,890
187,983	Zions Bancorporation	7.900%	BB-	5,235,327
155,000	Zions Bancorporation	6.300%	BB-	4,160,200
Total Banks	137,846,918
Capital Markets - 8.9%
130,200	Apollo Investment Corporation	6.875%	BBB	3,366,972
112,775	Apollo Investment Corporation	6.625%	BBB	2,903,956
1,947	Arlington Asset Investment Corporation	6.625%	N/R	48,286
188,895	Capitala Finance Corporation	7.125%	N/R	4,881,047
150,400	Fifth Street Finance Corporation	6.125%	BBB-	3,797,600
2,800	Fifth Street Finance Corporation	5.875%	BBB-	69,664
60,700	Gladstone Capital Corporation	6.750%	N/R	1,550,885
56,360	Gladstone Investment Corporation	7.125%	N/R	1,459,724
21,700	Goldman Sachs Group Inc.	6.375%	BB+	568,540
179,600	Goldman Sachs Group, Inc.	5.500%	BB	4,461,264
121,700	Hercules Technology Growth Capital, Inc.	7.000%	N/R	3,131,341
66,212	Hercules Technology Growth Capital, Inc.	7.000%	N/R	1,681,123
163,458	Hercules Technology Growth Capital, Inc.	6.250%	N/R	4,102,796
37,355	JMP Group Inc.	7.250%	N/R	949,938
284,951	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	7,061,086
34,375	Medley Capital Corporation	6.125%	N/R	876,562
827,700	Morgan Stanley	7.125%	BB	23,465,295
281,600	Morgan Stanley	6.875%	BB	7,715,840
142,869	MVC Capital Incorporated	7.250%	N/R	3,613,157
261,622	Solar Capital Limited	6.750%	BBB-	6,511,772
130,000	State Street Corporation	5.900%	BBB	3,500,900
72,375	THL Credit Inc.	6.750%	N/R	1,845,562
160,678	Triangle Capital Corporation	6.375%	N/R	4,073,187
Total Capital Markets	91,636,497
Consumer Finance - 1.3%
48,000	Capital One Financial Corporation	6.700%	Ba1	1,289,280
272,000	Discover Financial Services	6.500%	BB-	7,006,720
90,659	SLM Corporation, Series A	6.970%	B3	4,469,489
19,407	SLM Corporation	6.000%	BB	438,210
Total Consumer Finance	13,203,699
Diversified Financial Services - 3.9%
1,418	Ares Capital Corporation	5.875%	BBB	36,046
126,994	ING Groep N.V	7.200%	Ba1	3,254,856
416,099	ING Groep N.V	7.050%	Ba1	10,647,973
72,891	KCAP Financial Inc.	7.375%	N/R	1,847,787
34,124	KKR Financial Holdings LLC	7.500%	A-	916,229
325,399	KKR Financial Holdings LLC	7.375%	BBB	8,453,866
215,917	Main Street Capital Corporation	6.125%	N/R	5,484,292
113,370	Oxford Lane Capital Corporation	8.125%	N/R	2,860,325
121,250	Oxford Lane Capital Corporation	7.500%	N/R	3,028,825
125,300	PennantPark Investment Corporation	6.250%	BBB-	3,153,801
Total Diversified Financial Services	39,684,000
Diversified Telecommunication Services - 0.8%
128,265	Qwest Corporation	7.000%	BBB-	3,365,674
137,015	Qwest Corporation	6.875%	BBB-	3,650,080
57,500	Verizon Communications Inc.	5.900%	A-	1,541,575
Total Diversified Telecommunication Services	8,557,329
Electric Utilities - 0.3%
136,900	Entergy Arkansas Inc., (7)	6.450%	BB+	3,456,725
Food Products - 2.7%
249,300	CHS Inc.	7.875%	N/R	7,107,543
360,600	CHS Inc.	7.100%	N/R	9,624,414
444,804	CHS Inc.	0.000%	N/R	11,618,280
Total Food Products	28,350,237
Insurance - 10.9%
54,045	Aegon N.V.	8.000%	Baa1	1,514,341
466,119	Arch Capital Group Limited	6.750%	BBB	12,589,874
302,283	Argo Group US Inc.	6.500%	BBB-	7,696,125
55,200	Aspen Insurance Holdings Limited	7.401%	BBB-	1,449,000
56,086	Aspen Insurance Holdings Limited	7.250%	BBB-	1,488,522
393,800	Aspen Insurance Holdings Limited	5.950%	BBB-	10,132,474
424,634	Axis Capital Holdings Limited	6.875%	BBB	11,358,960
38,000	Delphi Financial Group, Inc., (7)	7.376%	BBB-	945,250
223,900	Endurance Specialty Holdings Limited	7.500%	BBB-	5,919,916
42,470	Hanover Insurance Group	6.350%	BB+	1,075,765
138,124	Hartford Financial Services Group Inc.	7.875%	BBB-	4,320,519
484,200	Kemper Corporation	7.375%	Ba1	12,840,984
298,139	Maiden Holdings Limited	8.250%	BB	7,957,330
257,133	Maiden Holdings NA Limited	8.000%	BBB-	6,886,022
291,133	Maiden Holdings NA Limited	7.750%	BBB-	7,770,340
74,000	Montpelier Re Holdings Limited	8.875%	BBB-	1,930,660
78,425	National General Holding Company	7.500%	N/R	1,966,115
199,150	National General Holding Company	7.500%	N/R	4,909,047
8,205	Prudential PLC	6.750%	A-	213,494
325,061	Reinsurance Group of America Inc.	6.200%	BBB	9,319,499
Total Insurance	112,284,237
Marine - 1.0%
101,778	Costamare Inc.	8.500%	N/R	2,590,250
58,654	Costamare Inc.	7.625%	N/R	1,463,417
103,576	Navios Maritime Holdings Inc.	8.625%	N/R	2,226,884
116,475	Seaspan Corporation	8.250%	N/R	3,028,350
55,887	Seaspan Corporation	6.375%	N/R	1,408,911
Total Marine	10,717,812
Multi-Utilities - 0.1%
22,455	DTE Energy Company	6.500%	Baa1	597,977
Oil, Gas & Consumable Fuels - 1.2%
287,341	Nustar Logistics Limited Partnership	7.625%	Ba2	7,505,347
80,408	Scorpio Tankers Inc.	7.500%	N/R	2,058,445
74,905	Scorpio Tankers Inc.	6.750%	N/R	1,842,663
57,390	Tsakos Energy Navigation Limited	8.875%	N/R	1,460,575
140	Tsakos Energy Navigation Limited	3,510
Total Oil, Gas & Consumable Fuels	12,870,540
Real Estate Investment Trust - 15.0%
199,300	AG Mortgage Investment Trust	8.000%	N/R	4,992,465
243,595	American Realty Capital Properties Inc.	6.700%	N/R	5,848,716
119,137	Annaly Capital Management	7.625%	N/R	3,027,271
2,897	Apartment Investment & Management Company	7.000%	BB-	75,119
74,165	Apartment Investment & Management Company	6.875%	BB	1,993,555
149,500	Apollo Commercial Real Estate Finance	8.625%	N/R	3,934,840
249,100	Apollo Residential Mortgage Inc.	8.000%	N/R	6,177,680
13,075	Arbor Realty Trust Incorporated	8.250%	N/R	326,875
138,500	Arbor Realty Trust Incorporated	7.375%	N/R	3,483,275
133,192	Ashford Hospitality Trust Inc.	9.000%	N/R	3,528,256
37,399	Ashford Hospitality Trust Inc.	8.450%	N/R	958,162
139,015	Capstead Mortgage Corporation	7.500%	N/R	3,447,572
186,579	Cedar Shopping Centers Inc., Series A	7.250%	N/R	4,830,530
208,314	Chesapeake Lodging Trust	7.750%	N/R	5,541,152
124,150	Colony Financial Inc.	7.125%	N/R	3,039,192
23,967	Colony Financial Inc.	0.000%	N/R	633,208
102,520	Colony Financial Inc.	0.000%	N/R	2,614,260
50,000	Coresite Realty Corporation	7.250%	N/R	1,294,500
112,229	CYS Invsetments Inc.	7.750%	N/R	2,811,336
34,106	CYS Invsetments Inc.	7.500%	N/R	816,498
270,925	DDR Corporation	6.500%	Baa3	6,919,424
180,964	Digital Realty Trust Inc.	7.375%	Baa3	4,918,602
23,180	Digital Realty Trust Inc.	7.000%	Baa3	595,958
214,845	Dupont Fabros Technology	7.875%	Ba2	5,534,407
40,832	Dynex Capital inc.	8.500%	N/R	1,033,866
245,332	First Potomac Realty Trust	7.750%	N/R	6,469,405
116,257	Hatteras Financial Corporation	7.625%	N/R	2,829,695
30,345	Hersha Hospitality Trust	6.875%	N/R	773,798
70,782	Hospitality Properties Trust	7.125%	Baa3	1,826,883
19,850	Kite Realty Group Trust	8.250%	N/R	518,085
178,285	Inland Real Estate Corporation	8.125%	N/R	4,715,638
22,200	Inland Real Estate Corporation	6.950%	N/R	571,650
116,910	Invesco Mortgage Capital Inc.	7.750%	N/R	2,900,537
123,064	Invesco Mortgage Capital Inc.	7.750%	N/R	3,032,297
185,518	MFA Financial Inc.	8.000%	N/R	4,775,233
11,619	MFA Financial Inc.	7.500%	N/R	290,475
207,859	Northstar Realty Finance Corporation	8.875%	N/R	5,514,499
51,926	Northstar Realty Finance Corporation	8.750%	N/R	1,377,597
242,106	Northstar Realty Finance Corporation	8.250%	N/R	6,122,861
72,400	Penn Real Estate Investment Trust	7.375%	N/A	1,883,848
200,000	Penn Real Estate Investment Trust	8.250%	N/R	5,298,000
59,960	PS Business Parks, Inc.	6.450%	Baa2	1,549,366
115,053	Rait Financial Trust	7.750%	N/R	2,634,714
137,718	Rait Financial Trust	7.625%	N/R	3,236,373
85,253	Rait Financial Trust	7.125%	N/R	2,129,620
149,039	Regency Centers Corporation	6.625%	Baa3	3,857,129
160,797	Resource Capital Corporation	8.625%	N/R	3,720,843
248,911	Senior Housing Properties Trust	5.625%	BBB-	6,135,656
6,486	Summit Hotel Properties Inc.	7.875%	N/R	171,360
1,175	Sun Communities Inc.	7.125%	N/R	31,196
3,450	UMH Properties Inc.	8.250%	N/R	90,735
149,300	Urstadt Biddle Properties	7.125%	N/R	3,919,125
Total Real Estate Investment Trust	154,753,337
Real Estate Management & Development - 0.3%
101,877	Kennedy-Wilson Inc.	7.750%	BB-	2,653,896
Specialty Retail - 0.7%
260,674	TravelCenters of America LLC	8.000%	N/R	6,868,760
Thrifts & Mortgage Finance - 0.9%
39,002	Everbank Financial Corporation	6.750%	N/R	985,191
160,700	Federal Agricultural Mortgage Corporation	6.875%	N/R	4,282,655
143,400	Federal Agricultural Mortgage Corporation	6.000%	N/R	3,785,760
Total Thrifts & Mortgage Finance	9,053,606
Wireless Telecommunication Services - 0.7%
301,296	United States Cellular Corporation	7.250%	Ba1	7,637,854
U.S. Agency - 5.3%
260,300	Farm Credit Bank of Texas, 144A, (7)	6.750%	Baa1	26,900,391
160,975	Cobank Agricultural Credit Bank, (7)	6.250%	BBB+	16,555,281
44,200	Cobank Agricultural Credit Bank, (7)	6.200%	BBB+	4,537,408
38,725	Cobank Agricultural Credit Bank, (7)	6.125%	BBB+	3,644,991
109,341	Tennessee Valley Authority, Series D	4.728%	Aaa	2,754,300
Total U.S. Agency	54,392,371
Total $25 Par (or similar) Retail Preferred (cost $662,555,921)	694,565,795

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
Corporate Bonds - 7.9% (5.6% of Total Investments)
Banks - 2.8%
$ 6,000	Bank of America Corporation	6.250%	3/05/65	BB	$ 6,146,250
3,900	Citigroup Inc.	5.875%	12/29/49	BB+	3,924,375
5,020	Citigroup Inc.	5.950%	12/31/49	BB+	4,993,329
3,540	Credit Agricole SA, 144A	6.625%	12/23/64	BB+	3,577,035
2,910	ING Groep N.V	6.500%	10/16/65	Ba2	2,893,631
3,320	JP Morgan Chase & Company	5.300%	11/01/65	BBB-	3,315,850
3,550	Standard Chartered PLC, 144A	6.500%	10/02/65	BBB	3,586,927
28,240	Total Banks	28,437,397
Beverages - 0.4%
1,250	Cott Beverages USA Inc., 144A	6.750%	1/01/20	B-	1,309,375
3,450	Cott Beverages USA Inc., 144A	5.375%	7/01/22	B-	3,316,485
4,700	Total Beverages	4,625,860
Capital Markets - 0.6%
2,200	BGC Partners Inc.	5.375%	12/09/19	BBB-	2,264,460
3,500	Goldman Sachs Group Inc.	5.375%	11/10/65	BB+	3,496,500
5,700	Total Capital Markets	5,760,960
Commercial Services & Supplies - 0.4%
3,320	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	3,378,100
800	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB-	850,000
4,120	Total Commercial Services & Supplies	4,228,100
Diversified Consumer Services - 0.2%
1,885	Gibson Brands Inc., 144A	8.875%	8/01/18	B-	1,927,413
Diversified Financial Services - 0.0%
81	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	77,355
466	Main Street Capital Corp.	4.500%	12/01/19	BBB	478,716
547	Total Diversified Financial Services	556,071
Food Products - 0.1%
1,010	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	1,093,325
Health Care Providers & Services - 0.3%
3,040	Kindred Healthcare Inc.	6.375%	4/15/22	B2	3,131,200
Independent Power & Renewable Electricity Producers - 0.3%
2,675	Abengoa Yield PLC, 144A	7.000%	11/15/19	N/R	2,761,938
Marine - 0.5%
6,120	Teekay Offshore Partners LP	6.000%	7/30/19	N/R	5,492,700
Media - 0.2%
1,925	Altice S.A, 144A	7.625%	2/15/25	B	1,946,753
Oil, Gas & Consumable Fuels - 0.5%
725	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/01/21	B	609,000
3,625	Seadrill Limited, 144A	6.125%	9/15/17	N/R	3,226,250
1,150	Seadrill Limited, 144A	6.625%	9/15/20	N/R	920,000
5,500	Total Oil, Gas & Consumable Fuels	4,755,250
Real Estate Investment Trust - 0.2%
1,640	Select Income REIT	4.500%	2/01/25	Baa2	1,639,793
Real Estate Management & Development - 0.8%
3,525	Communications Sales & Leasing Inc., 144A	8.250%	10/15/23	BB	3,617,531
4,100	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	BB-	4,018,000
850	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	860,710
8,475	Total Real Estate Management & Development	8,496,241
Wireless Telecommunication Services - 0.6%
1,675	Frontier Communications Corporation	7.625%	4/15/24	BB	1,706,406
4,525	Frontier Communications Corporation	6.875%	1/15/25	BB	4,382,417
6,200	Total Wireless Telecommunication Services	6,088,823
$ 81,777	Total Corporate Bonds (cost $80,971,219)	80,941,824

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 54.5% (39.2% of Total Investments)
Banks - 25.4%
8,361	Abbey National Capital Trust I	8.963%	N/A (8)	BBB-	$ 10,952,910
17,045	Bank of America Corporation	6.500%	N/A (8)	BB	18,110,313
6,490	Bank of America Corporation	8.000%	N/A (8)	BB	6,936,188
4,200	Bank of America Corporation	6.100%	N/A (8)	BB	4,284,000
1,025	Bank of America Corporation	8.125%	N/A (8)	BB	1,107,000
3,575	Barclays Bank PLC, 144A	10.180%	6/12/21	A-	4,825,524
7,430	Barclays PLC	8.250%	N/A (8)	BB+	7,914,421
1,000	Citigroup Inc.	8.400%	N/A (8)	BB+	1,142,000
9,150	Citigroup Inc.	5.800%	N/A (8)	BB+	9,195,750
4,640	Citizens Financial Group Inc., 144A	5.500%	N/A (8)	BB+	4,587,800
3,960	Commerzbank AG, 144A	8.125%	9/19/23	BB	4,781,700
2,680	Credit Agricole SA, 144A	7.875%	N/A (8)	BB+	2,865,799
29,805	General Electric Capital Corporation (4)	7.125%	N/A (8)	A+	34,648,312
4,325	General Electric Capital Corporation	6.250%	N/A (8)	A+	4,865,625
1,000	HSBC Bank PLC	0.688%	N/A (8)	A3	613,930
500	HSBC Bank PLC	0.600%	N/A (8)	A3	309,125
4,204	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (8)	BBB+	6,411,100
3,475	HSBC Holdings PLC	6.375%	N/A (8)	BBB	3,593,150
2,250	HSBC Holdings PLC	6.375%	N/A (8)	BBB	2,323,125
18,052	JPMorgan Chase & Company	7.900%	N/A (8)	BBB-	19,225,380
17,810	JPMorgan Chase & Company	6.750%	N/A (8)	BBB-	19,453,863
125	JPMorgan Chase & Company	6.100%	N/A (8)	BBB-	129,375
14,600	Lloyd’s Banking Group PLC	7.500%	N/A (8)	BB	15,585,500
1,960	M&T Bank Corporation	6.450%	N/A (8)	BBB-	2,116,800
4,000	Nordea Bank AB, 144A	6.125%	N/A (8)	BBB	4,145,000
8,445	PNC Financial Services Inc.	6.750%	N/A (8)	BBB-	9,492,180
4,883	Royal Bank of Scotland Group PLC	7.648%	N/A (8)	BB-	6,225,825
13,906	Societe Generale, 144A	7.875%	N/A (8)	BB+	14,427,475
4,995	SunTrust Bank Inc., (6)	5.625%	N/A (8)	BB+	5,082,412
15,961	Wells Fargo & Company, (6)	7.980%	N/A (8)	BBB	17,557,100
10,725	Wells Fargo & Company	5.875%	N/A (8)	BBB	11,381,906
6,765	Zions Bancorporation	7.200%	N/A (8)	BB-	7,268,993
Total Banks	261,559,581
Capital Markets - 2.9%
3,270	Bank of New York Mellon Corporation	4.950%	N/A (8)	BBB	3,269,660
17,055	Credit Suisse Group AG, 144A	7.500%	N/A (8)	BB+	18,248,850
4,765	Deutsche Bank AG	7.500%	N/A (8)	BB+	4,855,535
3,520	Goldman Sachs Group Inc.	5.700%	N/A (8)	BB+	3,537,600
375	Morgan Stanley	5.550%	N/A (8)	BB	376,875
Total Capital Markets	30,288,520
Consumer Finance - 1.2%
3,841	Ally Financial Inc., 144A	7.000%	N/A (8)	B	3,913,499
6,180	American Express Company	5.200%	N/A (8)	Baa3	6,257,250
1,900	American Express Company	4.900%	N/A (8)	Baa3	1,875,062
Total Consumer Finance	12,045,811
Diversified Financial Services - 5.3%
16,400	Agstar Financial Services Inc., 144A	6.750%	N/A (8)	BB-	17,143,125
2,040	Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A (8)	Ba3	2,049,180
6,085	BNP Paribas, 144A	7.195%	N/A (8)	BBB	7,317,213
1,770	ING US Inc.	5.650%	5/15/53	Baa3	1,854,075
20,713	Rabobank Nederland, 144A	11.000%	N/A (8)	Baa1	26,616,205
Total Diversified Financial Services	54,979,798
Insurance - 17.9%
2,650	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (8)	N/R	2,958,063
7,365	Aviva PLC, Reg S	8.250%	N/A (8)	BBB	8,236,169
905	AXA SA	8.600%	12/15/30	A3	1,266,530
17,409	Catlin Insurance Company Limited, 144A	7.249%	N/A (8)	BBB+	16,320,938
2,460	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (8)	A	2,816,700
2,300	CNP Assurances, Reg S	7.500%	N/A (8)	BBB+	2,566,956
29,940	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	25,149,600
1,755	Friends Life Group PLC, Reg S	7.875%	N/A (8)	BBB+	1,985,853
3,890	Glen Meadows Pass Through Trust, 144A	6.505%	8/15/67	BBB-	3,637,150
1,183	La Mondiale SAM, Reg S	7.625%	N/A (8)	BBB-	1,318,158
6,590	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	8,106,359
1,750	Lincoln National Corporation	6.050%	4/20/67	BBB	1,671,250
9,335	MetLife Capital Trust IV, 144A, (6)	7.875%	12/15/37	BBB	12,368,875
8,355	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	12,469,838
13,770	National Wide Financial Services Inc., (6)	6.750%	5/15/37	Baa2	14,665,050
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,305,953
6,855	Provident Financing Trust I	7.405%	3/15/38	Baa3	8,052,822
3,315	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,596,775
13,535	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	Baa3	15,193,037
1,285	QBE Insurance Group Limited	6.750%	12/2/44	BBB-	1,391,013
10,730	Sirius International Group, 144A	7.506%	N/A (8)	BB+	11,239,675
5,644	Swiss Re Capital I, 144A	6.854%	N/A (8)	A	5,897,980
18,168	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	18,713,040
3,000	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	3,123,000
Total Insurance	184,050,784
Machinery - 0.1%
1,020	Stanley Black & Decker Inc.	5.750%	12/15/1953	BBB+	1,106,700
Real Estate Investment Trust - 1.5%
11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (8)	Ba1	15,304,287
U.S. Agency - 0.2%
1,700	Farm Credit Bank of Texas	10.000%	N/A (8)	Baa1	2,114,906
Total $1,000 Par (or similar) Institutional Preferred (cost $520,534,795)	561,450,387
Total Long-Term Investments (cost $1,344,982,068)	1,421,291,859

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
SHORT-TERM INVESTMENTS – 1.1% (0.8% of Total Investments)
REPURCHASE AGREEMENTS-1.1%
$ 10,926	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $10,926,126, collateralized by $11,151,650, U.S. Treasury Notes, 2.250%, due 11/15/24, value $10,926,126	0.000%	5/01/15	$ 10,926,126
Total Short-Term Investments (cost $10,926,126)	10,926,126
Total Investments (cost $1,355,908,194) – 139.1%	1,432,217,985
Borrowings Payable - (39.2)% (9), (10)	(404,100,000)
Other Assets Less Liabilities - 0.1% (11)	1,608,549
Net Assets Applicable to Common Shares - 100%	$ 1,029,726,534

Investments in Derivatives as of April 30, 2015

Options Written Outstanding

Number of	Exchange-Traded/	Notional	Expiration	Strike
Contract	Description	Over-the-Counter	Amount (12)	Date	Price	Value
(395)	Caterpillar Inc.	Exchange-Traded	$ (3,555,000)	5/15/15	$ 90	$ (13,035)
(2,234)	Ford Motor Company	Exchange-Traded	(3,574,400)	6/19/15	16	(74,839)
(2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	Exchange-Traded	(3,000)	6/19/15	15	(830)
(785)	Microsoft Corporation	Exchange-Traded	(3,768,000)	8/21/15	48	(193,110)
(1,030)	Pfizer Inc.	Exchange-Traded	(3,502,000)	6/19/15	34	(73,645)
(426)	Phillips 66	Exchange-Traded	(3,408,000)	5/15/15	80	(47,925)
(637)	Seagate Technology	Exchange-Traded	(3,822,000)	9/18/15	60	(200,655)
(5,509)	Total Call Options (premiums received $480,204)	$ (21,632,400)	$(604,039)

Interest Rate Swaps Outstanding

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (13)	Date	(Depreciation)
JPMorgan	$ 114,296,000	Receive	1-Month USA-LIBOR-BBA	1.462%	Monthly	12/01/15	12/01/20	$ (1,143,839)
JPMorgan	114,296,000	Receive	1-Month USA-LIBOR-BBA	1.842	Monthly	12/01/15	12/01/22	(1,885,174)
	$ 228,592,000							$ (3,029,013)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 82,628,415	$ —	$ —	$ 82,628,415
Exchange-Traded Funds	1,705,438	—	—	1,705,438
$25 Par (or similar) Retail Preferred	625,085,446	69,480,349	—	694,565,795
Corporate Bonds	—	80,941,824	—	80,941,824
$1,000 Par (or similar) Institutional Preferred	—	561,450,387	—	561,450,387
Short-Term Investments:
Repurchase Agreements	—	10,926,126	—	10,926,126
Investments in Derivatives:
Options Written	(604,039)	—	—	(604,039)
Interest Rate Swaps*	—	(3,029,013)	—	(3,029,013)
Total	$ 708,815,260	$ 719,769,673	$ —	$ 1,428,584,933
* Represents net unrealized appreciation (depreciation).
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognion of premium amortization, timing differences in recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments (excluding investments in derivatives) was $1,359,629,699
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation				$ 80,017,714
Depreciation				(7,429,428)

Net unrealized appreciation (depreciation) of investments				$ 72,588,286

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)				All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)				Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)				Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)				A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)				Investment, or a portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $36,016,600.
(7)				For fair value measurement disclosure purposes, investment classified as Level 2.
(8)				Perpetual security. Maturity date is not applicable.
(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $868,055,492 have been pledged as collateral for borrowings.

(10)				Borrowings as a percentage of Total Investments is 28.2%.
(11)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities alson includes the value of options.

(12)				For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(13)				Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR				American Depositary Receipt.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

ETF				Exchange-Traded Fund
REIT				Real Estate Investment Trust
USD-LIBOR-BBA				United States Dollar – London Inter–Bank Offered Rate – British Bankers’ Association

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2015